Finance income and expense (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finance income
Interest received on bank deposits	£ 24	£ 6
Gain on equity settled derivative financial liability	386	398
Total finance income	410	404
Finance expense
Interest expense on lease liabilities	15	24
Other loans	7
Total finance expense	£ 22	£ 24